Quarterly Holdings Report
for
Fidelity® Series International Index Fund
July 31, 2022
IIF-NPRT3-0922
1.9891252.103
Common Stocks - 94.7%
	Shares	Value ($)
Australia - 7.5%
Ampol Ltd.	4,711	111,611
APA Group unit	23,330	191,291
Aristocrat Leisure Ltd.	11,910	297,131
ASX Ltd.	3,827	237,866
Aurizon Holdings Ltd.	36,411	103,054
Australia & New Zealand Banking Group Ltd.	55,419	895,641
Australia & New Zealand Banking Group Ltd. (a)	3,695	59,416
BHP Group Ltd.	100,059	2,738,150
BlueScope Steel Ltd.	9,688	113,799
Brambles Ltd.	28,354	228,213
Cochlear Ltd.	1,300	195,945
Coles Group Ltd.	26,412	347,855
Commonwealth Bank of Australia	33,728	2,395,274
Computershare Ltd.	10,742	189,779
Crown Ltd. (a)	7,374	67,494
CSL Ltd.	9,521	1,938,637
Dexus unit	21,255	142,834
Dominos Pizza Enterprises Ltd.	1,205	61,612
Endeavour Group Ltd.	26,549	147,916
Evolution Mining Ltd.	36,220	66,908
Fortescue Metals Group Ltd.	33,472	430,736
Goodman Group unit	33,229	486,308
IDP Education Ltd.	4,123	82,954
Insurance Australia Group Ltd.	48,726	153,320
Lendlease Group unit	13,600	98,527
Macquarie Group Ltd.	7,325	937,478
Medibank Private Ltd.	54,454	130,936
Mineral Resources Ltd.	3,359	127,992
Mirvac Group unit	77,861	117,958
National Australia Bank Ltd.	63,919	1,380,427
Newcrest Mining Ltd.	17,597	237,142
Northern Star Resources Ltd.	23,025	126,537
Orica Ltd.	8,082	95,790
Origin Energy Ltd.	34,808	146,137
Qantas Airways Ltd. (a)	18,224	58,724
QBE Insurance Group Ltd.	29,254	236,540
Ramsay Health Care Ltd.	3,619	178,785
REA Group Ltd.	1,043	92,018
Reece Ltd.	4,415	47,683
Rio Tinto Ltd.	7,338	508,410
Santos Ltd.	63,599	330,612
Scentre Group unit	102,562	210,174
SEEK Ltd.	6,640	107,549
Sonic Healthcare Ltd.	9,009	216,950
South32 Ltd.	91,917	250,530
Stockland Corp. Ltd. unit	47,150	127,762
Suncorp Group Ltd.	24,957	197,093
Telstra Corp. Ltd.	81,269	222,109
The GPT Group unit	37,844	121,752
The Lottery Corp. (a)	43,970	140,175
Transurban Group unit	60,696	620,416
Treasury Wine Estates Ltd.	14,271	123,017
Vicinity Centres unit	76,474	111,896
Washington H. Soul Pattinson & Co. Ltd.	4,279	77,470
Wesfarmers Ltd.	22,416	734,472
Westpac Banking Corp.	69,202	1,047,936
WiseTech Global Ltd.	2,901	102,738
Woodside Energy Group Ltd.	37,245	841,010
Woolworths Group Ltd.	23,955	630,234
TOTAL AUSTRALIA		22,418,723
Austria - 0.2%
Erste Group Bank AG	6,795	172,272
OMV AG	2,911	123,232
Verbund AG	1,346	147,886
Voestalpine AG	2,293	51,324
TOTAL AUSTRIA		494,714
Bailiwick of Jersey - 0.8%
Experian PLC	18,225	638,099
Ferguson PLC	4,323	541,722
Glencore Xstrata PLC	195,461	1,107,815
WPP PLC	22,571	243,595
TOTAL BAILIWICK OF JERSEY		2,531,231
Belgium - 0.8%
Ageas	3,209	139,554
Anheuser-Busch InBev SA NV	17,168	919,653
D'ieteren Group	492	80,204
ELIA GROUP SA/NV	653	98,975
Groupe Bruxelles Lambert SA	2,007	176,982
KBC Group NV	4,944	258,952
Proximus	3,002	41,559
Sofina SA	304	70,965
Solvay SA Class A	1,465	128,019
UCB SA	2,499	194,878
Umicore SA	4,139	149,924
Warehouses de Pauw	2,937	99,538
TOTAL BELGIUM		2,359,203
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	12,581	78,853
Hongkong Land Holdings Ltd.	22,530	117,112
Jardine Matheson Holdings Ltd.	4,275	225,788
TOTAL BERMUDA		421,753
Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (b)	33,980	94,150
Chow Tai Fook Jewellery Group Ltd.	39,400	77,898
CK Asset Holdings Ltd.	39,726	280,616
CK Hutchison Holdings Ltd.	53,056	351,935
ESR Cayman Ltd. (a)(b)	39,623	102,718
Futu Holdings Ltd. ADR (a)(c)	1,191	49,546
Grab Holdings Ltd. (a)(c)	21,547	63,564
Sands China Ltd. (a)	48,062	112,731
Sea Ltd. ADR (a)	7,086	540,804
SITC International Holdings Co. Ltd.	27,000	91,664
WH Group Ltd. (b)	164,577	124,535
Wharf Real Estate Investment Co. Ltd.	32,814	145,888
Xinyi Glass Holdings Ltd.	36,050	70,999
TOTAL CAYMAN ISLANDS		2,107,048
Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	63	167,888
Series B	105	286,685
Carlsberg A/S Series B	1,983	256,485
Chr. Hansen Holding A/S	2,084	136,137
Coloplast A/S Series B	2,347	274,690
Danske Bank A/S	13,624	190,043
Demant A/S (a)	1,922	73,042
DSV A/S	3,794	639,293
Genmab A/S (a)	1,298	461,854
GN Store Nord A/S	2,591	89,822
Novo Nordisk A/S Series B	33,282	3,876,483
Novozymes A/S Series B	4,059	258,745
ORSTED A/S (b)	3,739	435,282
Pandora A/S	1,876	138,467
Rockwool International A/S Series B	181	44,656
Tryg A/S	7,108	161,754
Vestas Wind Systems A/S	19,958	524,571
TOTAL DENMARK		8,015,897
Finland - 1.2%
Elisa Corp. (A Shares)	2,811	155,256
Fortum Corp.	8,777	97,913
Kesko Oyj	5,395	132,997
Kone OYJ (B Shares)	6,720	307,114
Neste OYJ	8,362	428,003
Nokia Corp.	106,960	557,110
Nordea Bank ABP	65,399	642,972
Orion Oyj (B Shares)	2,102	100,135
Sampo Oyj (A Shares)	9,861	426,022
Stora Enso Oyj (R Shares)	10,893	167,666
UPM-Kymmene Corp.	10,551	333,107
Wartsila Corp.	9,353	81,712
TOTAL FINLAND		3,430,007
France - 10.0%
Accor SA (a)	3,359	87,162
Aeroports de Paris SA (a)	586	80,615
Air Liquide SA	10,335	1,420,881
Alstom SA	6,271	149,035
Alstom SA rights (a)	6,271	1,602
Amundi SA (b)	1,201	64,934
Arkema SA	1,174	110,750
AXA SA	38,290	882,299
bioMerieux SA	818	88,286
BNP Paribas SA	21,956	1,037,362
Bollore SA	17,471	87,853
Bouygues SA	4,538	137,183
Bureau Veritas SA	5,810	159,913
Capgemini SA	3,237	613,207
Carrefour SA (c)	12,265	209,021
Compagnie de St. Gobain	9,837	458,698
Compagnie Generale des Etablissements Michelin SCA Series B	13,412	375,329
Covivio	953	60,048
Credit Agricole SA	24,608	226,734
Danone SA	12,912	711,957
Dassault Aviation SA	495	70,575
Dassault Systemes SA	13,181	565,356
Edenred SA	4,928	252,337
EDF SA	11,497	139,361
Eiffage SA	1,646	153,863
Engie SA	36,100	446,642
EssilorLuxottica SA	5,784	901,214
Eurazeo SA	870	61,932
Gecina SA	907	92,700
Getlink SE	8,693	173,518
Hermes International SCA	626	853,498
Ipsen SA	745	75,229
Kering SA	1,479	846,715
Klepierre SA	4,249	94,019
L'Oreal SA	4,762	1,800,310
La Francaise des Jeux SAEM (b)	2,078	74,015
Legrand SA	5,286	432,758
LVMH Moet Hennessy Louis Vuitton SE	5,487	3,809,925
Orange SA	39,427	402,883
Pernod Ricard SA	4,141	810,487
Publicis Groupe SA	4,506	239,789
Remy Cointreau SA	454	89,368
Remy Cointreau SA rights 9/19/22 (a)(d)	454	464
Renault SA (a)	3,797	112,256
Safran SA	6,754	742,370
Sanofi SA	22,477	2,233,619
Sartorius Stedim Biotech	546	217,412
Schneider Electric SA	10,685	1,477,778
SEB SA	503	42,181
Societe Generale Series A	15,716	352,139
Sodexo SA	1,748	141,566
Teleperformance	1,161	387,188
Thales SA	2,109	261,570
TotalEnergies SE	49,003	2,502,945
Ubisoft Entertainment SA (a)	1,855	78,976
Valeo SA	4,074	86,982
Veolia Environnement SA	13,136	328,543
VINCI SA	10,547	1,011,023
Vivendi SA	14,236	135,147
Wendel SA	537	49,204
Worldline SA (a)(b)	4,711	207,935
TOTAL FRANCE		29,718,661
Germany - 6.7%
adidas AG	3,417	591,112
Allianz SE	8,074	1,466,289
BASF AG	18,154	809,037
Bayer AG	19,418	1,132,657
Bayerische Motoren Werke AG (BMW)	6,558	535,877
Bechtle AG	1,618	74,432
Beiersdorf AG	1,993	205,528
Brenntag SE	3,054	214,529
Carl Zeiss Meditec AG	795	115,460
Commerzbank AG (a)	21,037	143,583
Continental AG	2,174	154,878
Covestro AG (b)	3,818	128,764
Daimler Truck Holding AG (a)	8,947	243,146
Delivery Hero AG (a)(b)	3,223	155,498
Deutsche Bank AG	40,846	355,932
Deutsche Borse AG	3,756	655,668
Deutsche Lufthansa AG (a)(c)	11,789	72,571
Deutsche Post AG	19,592	782,502
Deutsche Telekom AG	64,059	1,217,056
E.ON AG	44,374	398,883
Evonik Industries AG	4,148	88,096
Fresenius Medical Care AG & Co. KGaA	4,054	150,296
Fresenius SE & Co. KGaA	8,279	211,851
GEA Group AG	3,034	112,780
Hannover Reuck SE	1,192	168,489
HeidelbergCement AG	2,861	145,731
HelloFresh AG (a)	3,264	89,571
Henkel AG & Co. KGaA	2,058	129,767
Infineon Technologies AG	25,812	707,881
KION Group AG	1,425	64,998
Knorr-Bremse AG	1,434	85,431
LEG Immobilien AG	1,438	130,275
Mercedes-Benz Group AG (Germany)	15,860	935,328
Merck KGaA	2,555	486,627
MTU Aero Engines AG	1,056	203,013
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,769	627,750
Nemetschek Se	1,141	75,800
Puma AG	2,086	139,902
Rational AG	101	70,040
Rheinmetall AG	861	157,385
RWE AG	12,699	521,497
SAP SE	20,639	1,925,056
Scout24 AG (b)	1,584	90,109
Siemens AG	15,120	1,686,547
Siemens Energy AG	8,617	142,541
Siemens Healthineers AG (b)	5,573	285,581
Symrise AG	2,624	306,183
Telefonica Deutschland Holding AG	20,958	55,607
Uniper SE (c)	1,755	11,668
United Internet AG	1,940	50,898
Volkswagen AG	587	116,266
Vonovia SE	13,810	460,147
Zalando SE (a)(b)	4,397	123,789
TOTAL GERMANY		20,010,302
Hong Kong - 2.2%
AIA Group Ltd.	239,045	2,401,602
BOC Hong Kong (Holdings) Ltd.	73,210	264,399
CLP Holdings Ltd.	32,236	273,347
Galaxy Entertainment Group Ltd.	42,635	253,641
Hang Lung Properties Ltd.	40,400	73,710
Hang Seng Bank Ltd.	15,076	242,948
Henderson Land Development Co. Ltd.	29,140	101,441
Hong Kong & China Gas Co. Ltd.	221,697	233,844
Hong Kong Exchanges and Clearing Ltd.	23,767	1,090,678
Link (REIT)	41,708	349,077
MTR Corp. Ltd.	30,611	161,831
New World Development Co. Ltd.	30,305	101,147
Power Assets Holdings Ltd.	27,303	178,602
Sino Land Ltd.	67,121	99,699
Sun Hung Kai Properties Ltd.	28,680	342,357
Swire Pacific Ltd. (A Shares)	9,856	56,061
Swire Properties Ltd.	23,565	56,076
Techtronic Industries Co. Ltd.	27,292	302,849
TOTAL HONG KONG		6,583,309
Ireland - 0.7%
CRH PLC	15,140	580,985
DCC PLC (United Kingdom)	1,950	127,047
Flutter Entertainment PLC (Ireland) (a)	3,297	329,354
James Hardie Industries PLC CDI	8,800	217,331
Kerry Group PLC Class A	3,145	331,881
Kingspan Group PLC (Ireland)	3,046	196,192
Smurfit Kappa Group PLC	4,863	175,350
TOTAL IRELAND		1,958,140
Isle of Man - 0.1%
Entain PLC (a)	11,591	170,562
Israel - 0.7%
Azrieli Group	840	66,352
Bank Hapoalim BM (Reg.)	25,099	230,082
Bank Leumi le-Israel BM	30,521	291,638
Check Point Software Technologies Ltd. (a)	2,040	254,184
CyberArk Software Ltd. (a)	785	102,152
Elbit Systems Ltd. (Israel)	525	119,714
Icl Group Ltd.	13,994	124,660
Israel Discount Bank Ltd. (Class A)	24,453	136,324
Kornit Digital Ltd. (a)	966	26,285
Mizrahi Tefahot Bank Ltd.	3,042	111,061
NICE Ltd. (a)	1,248	258,841
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	21,804	204,522
Tower Semiconductor Ltd. (a)	2,157	101,912
Wix.com Ltd. (a)	1,124	66,687
ZIM Integrated Shipping Services Ltd. (c)	1,657	82,552
TOTAL ISRAEL		2,176,966
Italy - 1.5%
Amplifon SpA	2,459	80,951
Assicurazioni Generali SpA	21,875	327,024
Atlantia SpA	9,794	225,925
DiaSorin SpA	498	69,018
Enel SpA	160,747	810,369
Eni SpA	49,888	599,683
FinecoBank SpA	12,044	148,823
Infrastrutture Wireless Italiane SpA (b)	6,635	69,441
Intesa Sanpaolo SpA	326,399	579,623
Mediobanca SpA	11,953	102,130
Moncler SpA	4,055	201,709
Nexi SpA (a)(b)	10,350	93,660
Poste Italiane SpA (b)	10,316	86,140
Prysmian SpA	5,034	159,238
Recordati SpA	2,064	91,194
Snam SpA	39,867	200,034
Telecom Italia SpA (a)	201,351	44,672
Terna - Rete Elettrica Nazionale	27,804	212,503
UniCredit SpA	41,796	413,349
TOTAL ITALY		4,515,486
Japan - 21.3%
Advantest Corp.	3,733	222,028
AEON Co. Ltd.	12,891	259,972
AGC, Inc.	3,794	138,304
Aisin Seiki Co. Ltd.	2,874	85,354
Ajinomoto Co., Inc.	9,183	241,660
Ana Holdings, Inc. (a)	3,163	59,049
Asahi Group Holdings	9,062	315,053
ASAHI INTECC Co. Ltd.	4,326	80,031
Asahi Kasei Corp.	24,793	198,900
Astellas Pharma, Inc.	36,813	576,543
Azbil Corp.	2,307	69,448
Bandai Namco Holdings, Inc.	3,937	307,568
Bridgestone Corp.	11,284	440,142
Brother Industries Ltd.	4,674	87,551
Canon, Inc.	19,771	467,739
Capcom Co. Ltd.	3,494	97,125
Central Japan Railway Co.	2,840	332,555
Chiba Bank Ltd.	10,705	59,379
Chubu Electric Power Co., Inc.	12,695	135,423
Chugai Pharmaceutical Co. Ltd.	13,322	374,252
Concordia Financial Group Ltd.	21,526	73,231
CyberAgent, Inc.	8,472	84,537
Dai Nippon Printing Co. Ltd.	4,405	97,207
Dai-ichi Mutual Life Insurance Co.	19,911	346,350
Daifuku Co. Ltd.	1,970	125,620
Daiichi Sankyo Kabushiki Kaisha	34,646	918,629
Daikin Industries Ltd.	4,917	862,335
Daito Trust Construction Co. Ltd.	1,209	114,616
Daiwa House Industry Co. Ltd.	11,850	292,791
Daiwa House REIT Investment Corp.	44	105,899
Daiwa Securities Group, Inc.	26,856	123,973
DENSO Corp.	8,522	466,111
Dentsu Group, Inc.	4,263	148,913
Disco Corp.	548	133,893
East Japan Railway Co.	6,002	313,346
Eisai Co. Ltd.	5,021	229,936
ENEOS Holdings, Inc.	60,614	234,480
FANUC Corp.	3,821	658,972
Fast Retailing Co. Ltd.	1,197	724,892
Fuji Electric Co. Ltd.	2,511	113,412
FUJIFILM Holdings Corp.	7,100	405,566
Fujitsu Ltd.	3,928	526,597
GLP J-REIT	84	110,473
GMO Payment Gateway, Inc.	869	72,216
Hakuhodo DY Holdings, Inc.	4,780	49,165
Hamamatsu Photonics K.K.	2,741	124,554
Hankyu Hanshin Holdings, Inc.	4,575	132,706
Hikari Tsushin, Inc.	390	42,973
Hirose Electric Co. Ltd.	653	93,814
Hitachi Construction Machinery Co. Ltd.	2,083	45,955
Hitachi Ltd.	19,125	968,262
Hitachi Metals Ltd. (a)	4,247	65,306
Honda Motor Co. Ltd.	32,238	826,170
Hoshizaki Corp.	2,168	64,676
Hoya Corp.	7,328	734,204
Hulic Co. Ltd.	7,600	60,953
Ibiden Co. Ltd.	2,277	67,198
Idemitsu Kosan Co. Ltd.	4,107	106,802
Iida Group Holdings Co. Ltd.	2,837	46,449
INPEX Corp.	20,510	235,081
Isuzu Motors Ltd.	11,526	126,424
ITO EN Ltd.	1,089	51,315
Itochu Corp.	23,450	682,622
ITOCHU Techno-Solutions Corp.	1,865	49,981
Japan Airlines Co. Ltd. (a)	2,837	49,146
Japan Exchange Group, Inc.	9,963	158,419
Japan Post Bank Co. Ltd. (c)	8,162	65,293
Japan Post Holdings Co. Ltd.	48,403	348,494
Japan Post Insurance Co. Ltd.	3,967	64,138
Japan Real Estate Investment Corp.	25	120,724
Japan Retail Fund Investment Corp.	138	112,455
Japan Tobacco, Inc.	23,708	425,692
JFE Holdings, Inc.	9,720	109,592
JSR Corp.	3,541	98,078
Kajima Corp.	8,354	95,367
Kakaku.com, Inc.	2,624	51,395
Kansai Electric Power Co., Inc.	13,880	140,726
Kao Corp.	9,406	409,109
KDDI Corp.	31,900	1,022,789
Keio Corp.	2,073	79,375
Keisei Electric Railway Co.	2,719	74,546
Keyence Corp.	3,805	1,508,082
Kikkoman Corp.	2,842	168,516
Kintetsu Group Holdings Co. Ltd.	3,387	111,930
Kirin Holdings Co. Ltd.	16,274	267,680
Kobayashi Pharmaceutical Co. Ltd.	1,081	72,016
Kobe Bussan Co. Ltd.	3,005	85,658
Koei Tecmo Holdings Co. Ltd.	1,148	40,077
Koito Manufacturing Co. Ltd.	2,072	68,110
Komatsu Ltd.	18,268	422,327
Konami Group Corp.	1,855	109,641
Kose Corp.	656	58,556
Kubota Corp.	20,143	334,441
Kurita Water Industries Ltd.	2,065	83,755
Kyocera Corp.	6,338	352,322
Kyowa Hakko Kirin Co., Ltd.	5,347	126,057
Lasertec Corp.	1,525	218,334
LIXIL Group Corp.	5,843	120,922
M3, Inc.	8,738	304,431
Makita Corp.	4,473	109,313
Marubeni Corp.	30,972	288,110
Mazda Motor Corp.	11,272	95,018
McDonald's Holdings Co. (Japan) Ltd.	1,714	64,336
Meiji Holdings Co. Ltd.	2,291	119,613
Minebea Mitsumi, Inc.	7,211	129,712
Misumi Group, Inc.	5,667	140,985
Mitsubishi Chemical Holdings Corp.	25,247	141,977
Mitsubishi Corp.	24,935	741,050
Mitsubishi Electric Corp.	38,156	402,707
Mitsubishi Estate Co. Ltd.	23,384	347,290
Mitsubishi Heavy Industries Ltd.	6,312	234,380
Mitsubishi UFJ Financial Group, Inc.	236,221	1,330,985
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,178	63,859
Mitsui & Co. Ltd.	27,629	609,559
Mitsui Chemicals, Inc.	3,610	76,042
Mitsui Fudosan Co. Ltd.	18,041	403,206
Mitsui OSK Lines Ltd.	6,800	186,462
Mizuho Financial Group, Inc.	47,699	568,876
MonotaRO Co. Ltd.	4,922	87,884
MS&AD Insurance Group Holdings, Inc.	8,843	286,791
Murata Manufacturing Co. Ltd.	11,361	663,604
NEC Corp.	4,835	178,481
Nexon Co. Ltd.	9,814	222,799
NGK Insulators Ltd.	4,741	69,343
Nidec Corp.	8,849	614,953
Nihon M&A Center Holdings, Inc.	5,996	80,239
Nintendo Co. Ltd.	2,187	977,968
Nippon Building Fund, Inc.	30	159,142
Nippon Express Holdings, Inc.	1,523	91,008
Nippon Paint Holdings Co. Ltd.	16,405	125,403
Nippon Prologis REIT, Inc.	42	109,221
Nippon Sanso Holdings Corp.	3,450	58,176
Nippon Shinyaku Co. Ltd.	975	60,344
Nippon Steel & Sumitomo Metal Corp.	15,982	237,816
Nippon Telegraph & Telephone Corp.	23,645	675,427
Nippon Yusen KK	3,155	247,829
Nissan Chemical Corp.	2,507	128,191
Nissan Motor Co. Ltd.	45,864	174,415
Nisshin Seifun Group, Inc.	3,820	47,022
Nissin Food Holdings Co. Ltd.	1,206	87,346
Nitori Holdings Co. Ltd.	1,635	172,981
Nitto Denko Corp.	2,863	184,364
Nomura Holdings, Inc.	57,485	219,335
Nomura Real Estate Holdings, Inc.	2,393	58,053
Nomura Real Estate Master Fund, Inc.	84	105,234
Nomura Research Institute Ltd.	6,639	199,464
NTT Data Corp.	12,445	188,355
Obayashi Corp.	12,793	94,085
OBIC Co. Ltd.	1,416	226,375
Odakyu Electric Railway Co. Ltd.	5,793	83,086
Oji Holdings Corp.	16,055	66,936
Olympus Corp.	24,353	521,207
OMRON Corp.	3,711	207,549
Ono Pharmaceutical Co. Ltd.	7,321	205,859
Open House Group Co. Ltd.	1,600	69,800
Oracle Corp. Japan	764	47,649
Oriental Land Co. Ltd.	3,934	597,295
ORIX Corp.	23,604	420,666
Osaka Gas Co. Ltd.	7,436	133,685
Otsuka Corp.	2,275	70,947
Otsuka Holdings Co. Ltd.	7,754	276,996
Pan Pacific International Holdings Ltd.	7,494	116,685
Panasonic Holdings Corp.	43,609	360,042
Persol Holdings Co. Ltd.	3,500	72,456
Rakuten Group, Inc.	17,146	85,002
Recruit Holdings Co. Ltd.	28,473	1,064,123
Renesas Electronics Corp. (a)	23,003	219,100
Resona Holdings, Inc.	42,677	165,853
Ricoh Co. Ltd.	11,325	91,088
ROHM Co. Ltd.	1,746	129,572
SBI Holdings, Inc. Japan	4,797	97,319
SCSK Corp.	3,158	55,613
Secom Co. Ltd.	4,149	277,112
Seiko Epson Corp.	5,544	83,286
Sekisui Chemical Co. Ltd.	7,498	105,493
Sekisui House Ltd.	12,134	214,910
Seven & i Holdings Co. Ltd.	14,859	605,656
SG Holdings Co. Ltd.	5,737	109,488
Sharp Corp.	4,960	39,923
Shimadzu Corp.	4,674	166,296
SHIMANO, Inc.	1,424	237,874
SHIMIZU Corp.	11,023	62,485
Shin-Etsu Chemical Co. Ltd.	7,394	947,129
Shionogi & Co. Ltd.	5,241	268,819
Shiseido Co. Ltd.	7,869	323,678
Shizuoka Bank Ltd.	8,799	53,246
SMC Corp.	1,096	540,149
SoftBank Corp.	56,813	656,886
SoftBank Group Corp.	23,824	1,000,770
Sompo Holdings, Inc.	6,159	274,884
Sony Group Corp.	24,913	2,113,319
Square Enix Holdings Co. Ltd.	1,655	76,792
Subaru Corp.	12,128	211,038
Sumco Corp.	6,949	97,235
Sumitomo Chemical Co. Ltd.	29,426	115,642
Sumitomo Corp.	22,275	313,186
Sumitomo Electric Industries Ltd.	14,144	157,689
Sumitomo Metal Mining Co. Ltd.	4,886	153,634
Sumitomo Mitsui Financial Group, Inc.	25,787	808,992
Sumitomo Mitsui Trust Holdings, Inc.	6,655	218,612
Sumitomo Realty & Development Co. Ltd.	6,122	169,047
Suntory Beverage & Food Ltd.	2,732	107,798
Suzuki Motor Corp.	7,318	239,879
Sysmex Corp.	3,280	229,639
T&D Holdings, Inc.	10,496	118,794
Taisei Corp.	3,816	121,756
Takeda Pharmaceutical Co. Ltd.	29,678	870,759
TDK Corp.	7,651	240,966
Terumo Corp.	12,780	436,355
TIS, Inc.	4,472	126,800
Tobu Railway Co. Ltd.	3,715	88,212
Toho Co. Ltd.	2,190	86,967
Tokio Marine Holdings, Inc.	12,456	729,173
Tokyo Electric Power Co., Inc. (a)	30,125	118,553
Tokyo Electron Ltd.	2,950	1,015,371
Tokyo Gas Co. Ltd.	7,815	153,494
Tokyu Corp.	10,517	128,955
Toppan, Inc.	5,138	87,425
Toray Industries, Inc.	27,402	150,090
Toshiba Corp.	7,744	314,155
Tosoh Corp.	5,127	66,831
Toto Ltd.	2,835	96,565
Toyota Industries Corp.	2,941	179,076
Toyota Motor Corp.	209,590	3,401,863
Toyota Tsusho Corp.	4,157	141,876
Trend Micro, Inc.	2,620	152,259
Unicharm Corp.	7,974	288,836
USS Co. Ltd.	4,368	85,711
Welcia Holdings Co. Ltd.	1,855	41,431
West Japan Railway Co.	4,370	160,513
Yakult Honsha Co. Ltd.	2,514	153,101
Yamaha Corp.	2,823	120,412
Yamaha Motor Co. Ltd.	5,872	113,430
Yamato Holdings Co. Ltd.	5,712	99,954
Yaskawa Electric Corp.	4,698	164,542
Yokogawa Electric Corp.	4,479	79,427
Z Holdings Corp.	52,517	185,608
ZOZO, Inc.	2,482	53,615
TOTAL JAPAN		63,681,991
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	12,047	294,457
Aroundtown SA	21,259	67,899
Eurofins Scientific SA	2,659	206,594
Tenaris SA	9,338	130,676
TOTAL LUXEMBOURG		699,626
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	52,754	47,714
HKT Trust/HKT Ltd. unit	74,292	104,105
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	2,327	131,259
TOTAL MULTI-NATIONAL		283,078
Netherlands - 5.4%
ABN AMRO Group NV GDR (b)	8,357	85,242
Adyen BV (a)(b)	428	769,875
AEGON NV	35,376	155,379
AerCap Holdings NV (a)	2,661	119,372
Airbus Group NV	11,652	1,256,339
Akzo Nobel NV	3,589	241,542
Argenx SE (a)	956	349,228
ASM International NV (Netherlands)	926	282,127
ASML Holding NV (Netherlands)	8,034	4,617,609
CNH Industrial NV	20,225	257,870
Davide Campari Milano NV	10,326	114,191
Euronext NV (b)	1,693	137,527
EXOR NV	2,141	149,586
Ferrari NV (Italy)	2,491	524,970
Heineken Holding NV	1,992	156,766
Heineken NV (Bearer)	5,123	503,176
IMCD NV	1,126	179,299
ING Groep NV (Certificaten Van Aandelen)	77,159	749,510
JDE Peet's BV	2,025	58,654
Just Eat Takeaway.com NV (a)(b)	3,607	66,114
Koninklijke Ahold Delhaize NV	20,667	569,143
Koninklijke DSM NV	3,455	550,511
Koninklijke KPN NV	65,251	214,808
Koninklijke Philips Electronics NV	17,467	361,502
NN Group NV	5,654	263,970
OCI NV	2,088	72,429
Prosus NV	16,392	1,069,332
QIAGEN NV (Germany) (a)	4,559	227,664
Randstad NV	2,362	118,894
Stellantis NV (Italy)	43,339	616,670
STMicroelectronics NV (France)	13,508	511,191
Universal Music Group NV	14,334	324,472
Wolters Kluwer NV	5,188	562,054
TOTAL NETHERLANDS		16,237,016
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	24,723	116,092
Fisher & Paykel Healthcare Corp.	11,400	152,448
Mercury Nz Ltd.	13,599	52,015
Meridian Energy Ltd.	25,456	79,887
Spark New Zealand Ltd.	36,890	118,623
Xero Ltd. (a)	2,659	175,171
TOTAL NEW ZEALAND		694,236
Norway - 0.8%
Adevinta ASA Class B (a)	5,704	42,905
Aker BP ASA	6,247	215,815
DNB Bank ASA	18,386	362,678
Equinor ASA	19,317	743,780
Gjensidige Forsikring ASA	3,952	82,351
Kongsberg Gruppen ASA	1,785	65,563
Mowi ASA	8,176	187,966
Norsk Hydro ASA	26,577	180,065
Orkla ASA	14,844	128,138
Salmar ASA	1,164	83,039
Telenor ASA	13,824	167,881
Yara International ASA	3,272	139,139
TOTAL NORWAY		2,399,320
Portugal - 0.2%
Energias de Portugal SA	54,864	276,948
Galp Energia SGPS SA Class B	9,905	104,553
Jeronimo Martins SGPS SA	5,596	129,373
TOTAL PORTUGAL		510,874
Singapore - 1.2%
Ascendas Real Estate Investment Trust	66,351	142,818
CapitaLand Investment Ltd.	51,353	146,116
CapitaMall Trust	104,423	164,959
City Developments Ltd.	8,268	46,452
DBS Group Holdings Ltd.	35,798	816,851
Genting Singapore Ltd.	119,394	69,731
Keppel Corp. Ltd.	28,816	143,970
Mapletree Commercial Trust	44,877	61,817
Mapletree Logistics Trust (REIT)	65,068	83,046
Oversea-Chinese Banking Corp. Ltd.	66,928	567,195
Singapore Airlines Ltd. (a)	26,462	104,688
Singapore Exchange Ltd.	16,989	121,787
Singapore Technologies Engineering Ltd.	30,793	89,785
Singapore Telecommunications Ltd.	163,162	308,552
United Overseas Bank Ltd.	23,366	466,183
UOL Group Ltd.	8,944	48,323
Venture Corp. Ltd.	5,457	69,523
Wilmar International Ltd.	37,922	110,501
TOTAL SINGAPORE		3,562,297
Spain - 2.3%
Acciona SA	488	100,051
ACS Actividades de Construccion y Servicios SA	4,663	111,568
Aena SME SA (a)(b)	1,482	187,458
Amadeus IT Holding SA Class A (a)	8,904	519,194
Banco Bilbao Vizcaya Argentaria SA	131,780	597,184
Banco Santander SA (Spain)	342,722	857,447
CaixaBank SA	87,623	263,109
Cellnex Telecom SA (b)	10,740	480,391
EDP Renovaveis SA	5,698	147,338
Enagas SA	4,921	96,969
Endesa SA	6,278	114,918
Ferrovial SA	9,535	254,156
Grifols SA (a)	5,893	85,646
Iberdrola SA (a)	3,180	33,899
Iberdrola SA	114,514	1,222,836
Industria de Diseno Textil SA	21,559	523,603
Naturgy Energy Group SA	2,876	84,126
Red Electrica Corporacion SA	8,020	157,625
Repsol SA	28,679	357,290
Siemens Gamesa Renewable Energy SA (a)	4,711	86,679
Telefonica SA	109,283	487,806
TOTAL SPAIN		6,769,293
Sweden - 3.2%
Alfa Laval AB	5,802	172,424
ASSA ABLOY AB (B Shares)	19,808	467,984
Atlas Copco AB:
(A Shares)	53,136	621,126
(B Shares)	30,801	317,582
Boliden AB	5,405	179,215
Electrolux AB (B Shares)	4,449	63,866
Embracer Group AB (a)(c)	12,622	95,638
Epiroc AB:
(A Shares)	13,032	230,428
(B Shares)	7,701	121,742
EQT AB	5,846	157,394
Ericsson (B Shares)	57,689	438,797
Essity AB (B Shares)	12,036	305,572
Evolution AB (b)	3,613	347,854
Fastighets AB Balder (a)	12,447	79,112
Getinge AB (B Shares)	4,519	101,522
H&M Hennes & Mauritz AB (B Shares) (c)	14,430	184,625
Hexagon AB (B Shares)	38,474	453,014
Holmen AB (B Shares)	1,854	75,877
Husqvarna AB (B Shares)	8,272	65,926
Industrivarden AB:
(A Shares)	2,603	67,597
(C Shares)	3,046	78,232
Indutrade AB	5,397	126,133
Investment AB Latour (B Shares)	2,922	72,373
Investor AB:
(A Shares)	10,009	204,963
(B Shares)	35,827	665,617
Kinnevik AB (B Shares) (a)	4,779	85,566
L E Lundbergforetagen AB	1,497	70,753
Lifco AB	4,603	89,005
Nibe Industrier AB (B Shares)	29,945	299,975
Sagax AB	3,758	96,370
Sandvik AB	21,075	388,332
Securitas AB (B Shares)	6,195	62,455
Sinch AB (a)(b)	11,313	28,310
Skandinaviska Enskilda Banken AB (A Shares)	32,165	347,060
Skanska AB (B Shares)	6,721	114,021
SKF AB (B Shares)	7,576	127,500
Svenska Cellulosa AB SCA (B Shares)	11,974	174,210
Svenska Handelsbanken AB (A Shares)	28,827	259,210
Swedbank AB (A Shares)	17,897	247,876
Swedish Match Co. AB	31,226	326,890
Swedish Orphan Biovitrum AB (a)	3,347	73,348
Tele2 AB (B Shares)	11,214	127,951
Telia Co. AB	52,524	193,666
Volvo AB:
(A Shares)	3,946	73,273
(B Shares)	29,842	535,784
Volvo Car AB (c)	11,776	87,536
TOTAL SWEDEN		9,503,704
Switzerland - 9.9%
ABB Ltd. (Reg.)	32,466	986,954
Adecco SA (Reg.)	3,187	112,268
Alcon, Inc. (Switzerland)	9,876	772,359
Bachem Holding AG (B Shares)	628	42,126
Baloise Holdings AG	905	143,853
Barry Callebaut AG	71	156,941
Clariant AG (Reg.)	4,263	79,675
Coca-Cola HBC AG	3,977	97,445
Compagnie Financiere Richemont SA Series A	10,317	1,243,999
Credit Suisse Group AG	52,373	304,631
Ems-Chemie Holding AG	139	109,816
Geberit AG (Reg.)	709	371,613
Givaudan SA	183	637,333
Holcim AG	10,956	513,712
Julius Baer Group Ltd.	4,371	226,025
Kuehne & Nagel International AG	1,074	287,950
Lindt & Spruengli AG	2	230,288
Lindt & Spruengli AG (participation certificate)	21	231,654
Logitech International SA (Reg.)	3,420	190,860
Lonza Group AG	1,472	894,610
Nestle SA (Reg. S)	55,639	6,817,292
Novartis AG	43,306	3,721,270
Partners Group Holding AG	448	486,194
Roche Holding AG:
(Bearer)	535	217,631
(participation certificate)	13,877	4,607,227
Schindler Holding AG:
(participation certificate)	803	156,070
(Reg.)	466	87,927
SGS SA (Reg.)	126	307,499
Sika AG	2,875	710,376
Sonova Holding AG	1,061	380,103
Straumann Holding AG	2,202	297,822
Swatch Group AG (Bearer)	570	151,744
Swatch Group AG (Bearer) (Reg.)	1,047	52,094
Swiss Life Holding AG	623	329,090
Swiss Prime Site AG	1,514	137,665
Swiss Re Ltd.	5,961	447,295
Swisscom AG	512	276,373
Temenos Group AG	1,255	98,886
UBS Group AG	69,519	1,130,957
VAT Group AG (b)	534	154,166
Vifor Pharma AG	899	157,066
Zurich Insurance Group Ltd.	2,974	1,298,235
TOTAL SWITZERLAND		29,657,094
United Kingdom - 13.9%
3i Group PLC	19,234	298,853
Abrdn PLC	43,065	86,901
Admiral Group PLC	3,552	82,966
Anglo American PLC (United Kingdom)	25,124	908,104
Antofagasta PLC	7,795	109,974
Ashtead Group PLC	8,792	491,554
Associated British Foods PLC	7,041	143,366
AstraZeneca PLC (United Kingdom)	30,625	4,028,452
Auto Trader Group PLC (b)	18,668	143,921
Aveva Group PLC	2,383	68,401
Aviva PLC	55,927	269,707
BAE Systems PLC	62,191	584,517
Barclays PLC	331,188	634,412
Barratt Developments PLC	20,199	123,238
Berkeley Group Holdings PLC	2,214	114,265
BP PLC	384,887	1,883,739
British American Tobacco PLC (United Kingdom)	43,032	1,686,151
British Land Co. PLC	17,395	104,223
BT Group PLC	137,308	270,552
Bunzl PLC	6,672	249,524
Burberry Group PLC	7,902	172,830
Compass Group PLC	35,266	826,510
Croda International PLC	2,758	251,297
Diageo PLC	45,768	2,168,115
GSK PLC	80,384	1,688,885
Haleon PLC (a)	100,481	357,063
Halma PLC	7,504	210,091
Hargreaves Lansdown PLC	7,026	72,574
Hikma Pharmaceuticals PLC	3,428	72,221
HSBC Holdings PLC (United Kingdom)	400,298	2,507,450
Imperial Brands PLC	17,844	391,789
Informa PLC	29,548	213,814
InterContinental Hotel Group PLC	3,635	215,465
Intertek Group PLC	3,189	169,945
J Sainsbury PLC	34,565	93,026
JD Sports Fashion PLC	50,911	80,320
Johnson Matthey PLC	3,702	96,342
Kingfisher PLC	40,487	128,096
Land Securities Group PLC	13,917	123,925
Legal & General Group PLC	118,002	375,064
Lloyds Banking Group PLC	1,403,255	776,924
London Stock Exchange Group PLC	6,504	634,743
M&G PLC	51,376	133,453
Melrose Industries PLC	86,414	168,955
Mondi PLC	9,597	181,094
National Grid PLC	72,048	992,073
NatWest Group PLC	111,096	337,427
Next PLC	2,613	216,575
NMC Health PLC (a)	941	1
Ocado Group PLC (a)	11,408	116,615
Pearson PLC	13,469	124,659
Persimmon PLC	6,308	144,727
Phoenix Group Holdings PLC	14,822	116,207
Prudential PLC	54,280	669,511
Reckitt Benckiser Group PLC	14,129	1,146,071
RELX PLC (London Stock Exchange)	38,222	1,131,733
Rentokil Initial PLC	36,748	242,646
Rio Tinto PLC	22,205	1,340,505
Rolls-Royce Holdings PLC (a)	165,351	180,719
Sage Group PLC	20,118	172,576
Schroders PLC	2,457	88,866
Segro PLC	23,763	316,877
Severn Trent PLC	4,950	177,829
Shell PLC (London)	150,385	4,011,720
Smith & Nephew PLC	17,384	222,883
Smiths Group PLC	7,654	143,777
Spirax-Sarco Engineering PLC	1,455	211,476
SSE PLC	21,067	453,587
St. James's Place PLC	10,684	159,710
Standard Chartered PLC (United Kingdom)	51,534	355,208
Taylor Wimpey PLC	72,065	111,544
Tesco PLC	150,868	483,854
Unilever PLC	50,618	2,465,244
United Utilities Group PLC	13,484	179,156
Vodafone Group PLC	532,462	784,667
Whitbread PLC	3,989	126,969
TOTAL UNITED KINGDOM		41,618,223
United States of America - 0.1%
Coca-Cola European Partners PLC	4,058	219,619
TOTAL COMMON STOCKS (Cost $292,436,114)		282,748,373

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,127	85,122
Henkel AG & Co. KGaA	3,517	224,678
Porsche Automobil Holding SE (Germany)	3,027	219,100
Sartorius AG (non-vtg.)	481	214,094
Volkswagen AG	3,663	517,911

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,470,390)		1,260,905

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $496,997)	500,000	493,121

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	7,069,518	7,070,932
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	808,995	809,076
TOTAL MONEY MARKET FUNDS (Cost $7,880,008)		7,880,008

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $302,283,509)	292,382,407
NET OTHER ASSETS (LIABILITIES) - 2.1%	6,270,735
NET ASSETS - 100.0%	298,653,142

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	144	Sep 2022	14,055,120	477,436	477,436

The notional amount of futures purchased as a percentage of Net Assets is 4.7%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,537,409 or 1.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $484,245.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	4,835,293	88,915,640	86,680,001	23,473	-	-	7,070,932	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	410,825	12,556,839	12,158,588	22,191	-	-	809,076	0.0%
Total	5,246,118	101,472,479	98,838,589	45,664	-	-	7,880,008

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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